Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2019
Schedule Of Land Use Right	Land use rights consist of the following:

December 31, 2019
RMB

Gross carrying amount	1,924,563
Less: accumulated amortization	(188,019)

Land use rights, net	1,736,544

User bases
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

13.  Land use rights, net (continued)

The estimated amortization expenses for each of the following five years are as follows:

Amortization expense
of land use rights
RMB

2020	48,096
2021	48,096
2022	48,096
2023	48,096
2024	48,096